UNAUDITED CONDENSED STATEMENT OF CASH FLOWS (unaudited) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ 0	$ (4,662,223)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on treasury securities held in Trust Account	(12,473)	(19,307)
Unrealized gain on change in fair value of warrants	(5,268,200)	2,028,570
Changes in current assets and current liabilities:
Prepaid assets	(315,219)	32,156
Accounts payable	96,248	1,494,975
Due to related party		10,000
Net cash used in operating activities	(434,130)	(1,115,829)
Cash Flows from Investing Activities:
Proceeds from sale of investment held in Trust Account		116,180,000
Investment held in Trust Account	(116,150,000)	(116,180,000)
Net cash used in investing activities	(116,150,000)	(0)
Net Change in Cash	1,184,215	(1,115,829)
Cash - Beginning		1,184,215
Cash - Ending	1,184,215	68,386
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of common stock subject to possible redemption		(4,662,223)
Net income	4,092,424	$ (4,662,223)
Warrant issuance costs	973,090
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters’ fees	112,700,000
Proceeds from private placement	5,450,000
Proceeds from issuance of founder shares	25,000
Proceeds from issuance of promissory note to related party	120,000
Repayment of promissory note to related party	(120,000)
Payments of offering costs	(406,655)
Net cash provided by financing activities	117,768,345
Value of common stock subject to possible redemption	96,168,654
Deferred underwriting commissions charged to additional paid-in capital	4,025,000
Initial classification of warrant liability	$ 17,640,200